Investments	12 Months Ended
Dec. 31, 2015
Investments [Abstract]
Investments

8.	Investments

Total investments at December 31, 2015 and 2014 were as follows:

	2015			2014
(Millions)	Current	Long-term	Total	Current	Long-term	Total
Debt and equity securities available for sale	$2,877.1	$18,445.9	$21,323.0	$2,463.8	$18,977.9	$21,441.7
Mortgage loans	126.9	1,426.8	1,553.7	124.2	1,438.0	1,562.2
Other investments	10.8	1,792.1	1,802.9	7.2	1,778.0	1,785.2
Total investments	$3,014.8	$21,664.8	$24,679.6	$2,595.2	$22,193.9	$24,789.1

We did not have any repurchase agreements outstanding at December 31, 2015. At December 31, 2014, $202 million of investments were pledged as collateral under repurchase agreements. At December 31, 2015 we did not have any investments pledged under securities lending agreements. At December 31, 2014, $798 million of investments were pledged under securities lending agreements.

At December 31, 2015 and 2014, we held investments of $690 million and $778 million, respectively, related to the 2012 conversion of an existing group annuity contract from a participating to a non-participating contract. These investments are included in the total investments of our Large Case Pensions segment supporting non-experience-rated products. Although these investments are not accounted for as Separate Accounts assets, they are legally segregated and are not subject to claims that arise out of our business and only support our future policy benefits obligations under that group annuity contract. Refer to Notes 2 and 20 beginning on pages 88 and 143, respectively, for additional information.

Debt and Equity Securities
Debt and equity securities available for sale at December 31, 2015 and 2014 were as follows:

(Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
December 31, 2015
Debt securities:
U.S. government securities	$1,803.5	$68.8	$(.6)		$1,871.7
States, municipalities and political subdivisions	4,889.5	244.3	(9.3)		5,124.5
U.S. corporate securities	7,981.5	339.5	(146.6)		8,174.4
Foreign securities	2,910.2	148.3	(61.4)		2,997.1
Residential mortgage-backed securities	914.6	16.6	(6.3)		924.9
Commercial mortgage-backed securities	1,262.4	17.2	(9.0)	(1)	1,270.6
Other asset-backed securities	910.4	3.1	(19.2)	(1)	894.3
Redeemable preferred securities	33.0	11.5	—		44.5
Total debt securities	20,705.1	849.3	(252.4)		21,302.0
Equity securities	22.8	4.1	(5.9)		21.0
Total debt and equity securities (2)	$20,727.9	$853.4	$(258.3)		$21,323.0
December 31, 2014
Debt securities:
U.S. government securities	$1,301.2	$96.3	$(.6)		$1,396.9
States, municipalities and political subdivisions	4,540.0	277.2	(7.8)		4,809.4
U.S. corporate securities	8,033.2	606.8	(33.6)		8,606.4
Foreign securities	3,343.6	267.0	(18.3)		3,592.3
Residential mortgage-backed securities	902.7	28.9	(3.9)		927.7
Commercial mortgage-backed securities	1,324.6	52.8	(1.6)	(1)	1,375.8
Other asset-backed securities	644.7	5.8	(6.5)	(1)	644.0
Redeemable preferred securities	56.8	12.5	—		69.3
Total debt securities	20,146.8	1,347.3	(72.3)		21,421.8
Equity securities	23.3	.4	(3.8)		19.9
Total debt and equity securities (2)	$20,170.1	$1,347.7	$(76.1)		$21,441.7

(1)
At December 31, 2015 and 2014, we held securities for which we previously recognized $5.4 million and $18.6 million, respectively, of non-credit related impairments in accumulated other comprehensive loss. These securities had a net unrealized capital gain at December 31, 2015 and 2014 of $1.9 million and $3.6 million, respectively.

(2)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 21 beginning on page 146 for additional information on our accounting for discontinued products).  At December 31, 2015, debt and equity securities with a fair value of approximately $3.0 billion, gross unrealized capital gains of $208.7 million and gross unrealized capital losses of $68.0 million and, at December 31, 2014, debt and equity securities with a fair value of approximately $3.6 billion, gross unrealized capital gains of $391.3 million and gross unrealized capital losses of $16.7 million were included in total debt and equity securities, but support our experience-rated and discontinued products.  Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.

The fair value of debt securities at December 31, 2015 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

(Millions)	Fair Value
Due to mature:
Less than one year	$1,080.2
One year through five years	6,181.2
After five years through ten years	5,410.2
Greater than ten years	5,540.6
Residential mortgage-backed securities	924.9
Commercial mortgage-backed securities	1,270.6
Other asset-backed securities	894.3
Total	$21,302.0

Mortgage-Backed and Other Asset-Backed Securities
All of our residential mortgage-backed securities at December 31, 2015 were issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and carry agency guarantees and explicit or implicit guarantees by the U.S. Government.  At December 31, 2015, our residential mortgage-backed securities had an average credit quality rating of AAA and a weighted average duration of 4.5 years.

Our commercial mortgage-backed securities have underlying loans that are dispersed throughout the United States. Significant market observable inputs used to value these securities include loss severity and probability of default.  At December 31, 2015, these securities had an average credit quality rating of AA and a weighted average duration of 2.8 years.

Our other asset-backed securities have a variety of underlying collateral (e.g., automobile loans, credit card receivables, home equity loans and commercial loans).  Significant market observable inputs used to value these securities include the unemployment rate, loss severity and probability of default.  At December 31, 2015, these securities had an average credit quality rating of AA- and a weighted average duration of 1.2 years.

Unrealized Capital Losses and Net Realized Capital Gains (Losses)
When a debt or equity security is in an unrealized capital loss position, we monitor the duration and severity of the loss to determine if sufficient market recovery can occur within a reasonable period of time.  We recognize an other-than-temporary impairment (“OTTI”) when we intend to sell a debt security that is in an unrealized capital loss position or if we determine a credit-related loss on a debt or equity security has occurred.

Summarized below are the debt and equity securities we held at December 31, 2015 and 2014 that were in an unrealized capital loss position, aggregated by the length of time the investments have been in that position:

	Less than 12 months		Greater than 12 months		Total (1)
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2015
Debt securities:
U.S. government securities	$66.8	$.2	$12.6	$.4	$79.4	$.6
States, municipalities and political subdivisions	714.2	6.1	91.6	3.2	805.8	9.3
U.S. corporate securities	3,168.7	130.8	144.3	15.8	3,313.0	146.6
Foreign securities	1,102.4	50.4	89.2	11.0	1,191.6	61.4
Residential mortgage-backed securities	328.7	2.9	89.5	3.4	418.2	6.3
Commercial mortgage-backed securities	562.0	8.6	23.8	.4	585.8	9.0
Other asset-backed securities	653.5	15.6	67.1	3.6	720.6	19.2
Total debt securities	6,596.3	214.6	518.1	37.8	7,114.4	252.4
Equity securities	—	5.0	1.3	.9	1.3	5.9
Total debt and equity securities (1)	$6,596.3	$219.6	$519.4	$38.7	$7,115.7	$258.3
December 31, 2014
Debt securities:
U.S. government securities	$20.6	$.1	$19.8	$.5	$40.4	$.6
States, municipalities and political subdivisions	457.4	2.2	347.4	5.6	804.8	7.8
U.S. corporate securities	1,074.1	19.9	515.2	13.7	1,589.3	33.6
Foreign securities	540.0	12.8	148.0	5.5	688.0	18.3
Residential mortgage-backed securities	3.9	.1	166.9	3.8	170.8	3.9
Commercial mortgage-backed securities	181.5	.7	69.0	.9	250.5	1.6
Other asset-backed securities	373.1	6.1	21.3	.4	394.4	6.5
Redeemable preferred securities	3.0	—	—	—	3.0	—
Total debt securities	2,653.6	41.9	1,287.6	30.4	3,941.2	72.3
Equity securities	8.0	—	1.4	3.8	9.4	3.8
Total debt and equity securities (1)	$2,661.6	$41.9	$1,289.0	$34.2	$3,950.6	$76.1

(1)
At December 31, 2015 and 2014, debt and equity securities in an unrealized capital loss position of $68.0 million and $16.7 million, respectively, and with related fair value of $966.2 million and $402.7 million, respectively, related to experience-rated and discontinued products.

We reviewed the securities in the tables above and concluded that these are performing assets generating investment income to support the needs of our business.  In performing this review, we considered factors such as the quality of the investment security based on research performed by our internal credit analysts and external rating agencies and the prospects of realizing the carrying value of the security based on the investment’s current prospects for recovery.  At December 31, 2015, we did not intend to sell these securities, and we did not believe it was more likely than not that we would be required to sell these securities prior to anticipated recovery of their amortized cost basis.

The maturity dates for debt securities in an unrealized capital loss position at December 31, 2015 were as follows:

	Supporting discontinued and experience-rated products		Supporting remaining products		Total
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Due to mature:
Less than one year	$—	$—	$258.9	$.8	$258.9	$.8
One year through five years	76.2	1.5	1,844.5	25.0	1,920.7	26.5
After five years through ten years	368.8	15.3	1,394.5	60.8	1,763.3	76.1
Greater than ten years	459.7	45.4	987.2	69.1	1,446.9	114.5
Residential mortgage-backed securities	5.1	.1	413.1	6.2	418.2	6.3
Commercial mortgage-backed securities	55.1	1.8	530.7	7.2	585.8	9.0
Other asset-backed securities	—	—	720.6	19.2	720.6	19.2
Total	$964.9	$64.1	$6,149.5	$188.3	$7,114.4	$252.4

Net realized capital (losses) gains for the three years ended December 31, 2015, 2014 and 2013, excluding amounts related to experience-rated contract holders and discontinued products, were as follows:

(Millions)	2015	2014	2013
OTTI losses on debt securities recognized in earnings	$(63.4)	$(4.6)	$(36.6)
Other net realized capital (losses) gains	(1.1)	85.0	27.8
Net realized capital (losses) gains	$(64.5)	$80.4	$(8.8)

The net realized capital losses in 2015 were primarily attributable to yield-related OTTI on U.S. corporate debt securities. The net realized capital gains in 2014 were primarily attributable to gains from the sales of debt and equity securities. The net realized capital losses in 2013 were primarily attributable to yield-related OTTI on U.S. Treasury debt securities that we had the intent to sell, partially offset by gains from the sales of debt securities.

Yield-related impairments are recognized in other comprehensive income unless we have the intention to sell the security in an unrealized loss position, in which case the yield-related OTTI is recognized in earnings. In 2015 and 2013, we recognized yield-related OTTI losses of $63 million and $33 million, respectively, related to our debt securities. Yield-related OTTI losses were not significant in 2014. We had no other individually material realized capital losses on debt or equity securities that impacted our operating results during 2015, 2014 or 2013.

Excluding amounts related to experience-rated and discontinued products, proceeds from the sale of debt securities and the related gross realized capital gains and losses for 2015, 2014 and 2013 were as follows:

(Millions)	2015	2014	2013
Proceeds on sales	$5,256.2	$4,727.7	$6,524.8
Gross realized capital gains	80.6	91.1	113.9
Gross realized capital losses	76.3	35.5	100.0

Mortgage Loans
Our mortgage loans are collateralized by commercial real estate.  During 2015 and 2014 we had the following activity in our mortgage loan portfolio:

(Millions)	2015	2014
New mortgage loans	$212.6	$217.0
Mortgage loans fully-repaid	163.1	133.7
Mortgage loans foreclosed	9.0	—

At December 31, 2015 and 2014, we had no material problem, restructured or potential problem mortgage loans. We also had no material impairment reserves on these loans at December 31, 2015 or 2014.

We assess our mortgage loans on a regular basis for credit impairments, and annually assign a credit quality indicator to each loan.  Our credit quality indicator is internally developed and categorizes our portfolio on a scale from 1 to 7.  Category 1 represents loans of superior quality, and Category 7 represents loans where collections are potentially at risk.  The vast majority of our mortgage loans fall into the Category 2 to 4 ratings.  These ratings represent loans where credit risk is minimal to acceptable; however, these loans may display some susceptibility to economic changes.  Categories 5 and 6 represent loans where credit risk is not substantial but these loans warrant management’s close attention.  These indicators are based upon several factors, including current loan to value ratios, property condition, market trends, creditworthiness of the borrower and deal structure.  Based upon our most recent assessments at December 31, 2015 and 2014, our mortgage loans were given the following credit quality indicators:

(In Millions, except credit ratings indicator)	2015	2014
1	$65.8	$59.7
2 to 4	1,466.9	1,443.4
5 and 6	21.0	31.2
7	—	27.9
Total	$1,553.7	$1,562.2

At December 31, 2015 scheduled mortgage loan principal repayments were as follows:

(Millions)
2016	$126.9
2017	196.9
2018	225.2
2019	114.0
2020	184.0
Thereafter	706.7

Variable Interest Entities
In determining whether to consolidate a variable interest entity (“VIE”), we consider several factors, including whether we have the power to direct activities, the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIE.  We have relationships with certain real estate partnerships and one hedge fund partnership that are considered VIEs, but are not consolidated.  We record the amount of our investment in these partnerships as long-term investments on our balance sheets and recognize our share of partnership income or losses in earnings.  Our maximum exposure to loss as a result of our investment in these partnerships is our investment balance at December 31, 2015 and 2014 of $218 million and $209 million, respectively, and the risk of recapture of tax credits related to the real estate partnerships previously recognized, which we do not consider significant.  We do not have a future obligation to fund losses or debts on behalf of these investments; however, we may voluntarily contribute funds.  The real estate partnerships construct, own and manage low-income housing developments and had total assets of approximately $6.2 billion and $5.7 billion at December 31, 2015 and 2014, respectively.  The hedge fund partnership had total assets of approximately $6.7 billion and $7.1 billion at December 31, 2015 and 2014, respectively.

Non-controlling (Minority) Interests
At December 31, 2015 and 2014, continuing business non-controlling interests were $64 million and $69 million, respectively, primarily related to third party interests in our investment holdings as well as third party interests in certain of our operating entities.  The non-controlling entities’ share was included in total equity. In both 2015 and 2014, net income attributable to non-controlling interests was $4.4 million. Net loss attributable to non-controlling interests was $1.7 million in 2013. These non-controlling interests did not have a material impact on our financial position or operating results.

Net Investment Income
Sources of net investment income for 2015, 2014 and 2013 were as follows:

(Millions)	2015	2014	2013
Debt securities	$793.5	$800.8	$768.5
Mortgage loans	91.1	108.2	99.4
Other investments	77.5	76.4	86.1
Gross investment income	962.1	985.4	954.0
Investment expenses	(45.7)	(39.5)	(37.7)
Net investment income (1)	$916.4	$945.9	$916.3

(1)
Net investment income includes $248.2 million, $289.1 million and $293.5 million for 2015, 2014 and 2013, respectively, related to investments supporting our experience-rated and discontinued products.